Accrued Expenses and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

Note 10 — Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	June 30, 2021	December 31, 2020
	(unaudited)
Accrued professional fees	$212,525	$1,376,450
Accrued vacation and benefits	342,187	174,771
Accrued communication and technology expenses	182,963	114,754
Accrued electricity expenses for crypto mining	131,410	—
Payable to Grandshore on Sponsor entities	179,764	—
Other payables	64,195	97,119
	$1,113,045	$1,763,094

Note 8 — Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31,
	2020	2019

Accrued professional fees	$1,376,450	$188,749
Accrued vacation and benefits	174,771	127,999
Accrued communication and technology expenses	114,754	83,724
Other payables	97,119	16,973
	$1,763,094	$417,445